Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Financial Information of Combined Entity

The following table presents unaudited pro forma financial information of the combined entity as though the UCI Acquisition occurred on January 1, 2011 (in millions):

Year Ended December 31, 2011
Net sales	$989.0
Net income	$0.5